Expenses - Summary of Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense By Function [Abstract]
Selling and Marketing expenses	€ 28,219	€ 24,853	€ 24,978
Research and Development expenses	25,436	31,668	35,672
General and Administrative expenses	99,664	93,747	88,946
Total Expenses	€ 153,319	€ 150,268	€ 149,596